Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 02, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 19,041	$ 17,397	$ 15,162	$ 16,799		$ 15,980	$ 14,092	$ 12,250	$ 12,132	$ 11,033	$ 9,654	$ 9,650
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 11,151	10,261	9,001	10,035	$ 10,000
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 2,026,456	1,849,041	1,605,502	1,773,802		1,683,253	1,481,442	1,283,333	1,268,617	1,149,563	1,002,913	1,000,000
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name	Class IS
Account Value	$ 2,051,354	1,869,782	1,622,043	1,789,507		1,696,497	1,489,173	1,288,615	1,272,514	1,151,821	1,003,917	1,000,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,437	11,294	10,702	12,305		12,498	11,625	10,692	10,691	10,325	10,057	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 9,175	9,061	8,586	9,871	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 1,143,704	1,129,412	1,070,249	1,230,454		1,249,775	1,162,546	1,069,228	1,069,060	1,032,452	1,005,718	1,000,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 1,143,704	1,129,412	1,070,249	1,230,454		1,249,775	1,162,546	1,069,228	1,069,060	1,032,452	1,005,718	1,000,000
ICE BofA U.S. High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Account Value	$ 16,417	15,175	13,374	15,065		14,297	13,469	11,773	12,046	11,208	9,538	10,000
ICE BofA U.S. High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Account Value	$ 11,031	10,197	8,986	10,122	$ 10,000
ICE BofA U.S. High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Account Value	$ 1,641,691	1,517,548	1,337,403	1,506,479		1,429,746	1,346,855	1,177,277	1,204,593	1,120,839	953,812	1,000,000
ICE BofA U.S. High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Account Value	$ 1,641,691	$ 1,517,548	$ 1,337,403	$ 1,506,479		$ 1,429,746	$ 1,346,855	$ 1,177,277	$ 1,204,593	$ 1,120,839	$ 953,812	$ 1,000,000